Intangible Assets (FY)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
9. Intangible Assets

Intangible assets, net consist of the following:

	As of December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Investment management contracts	$36,190	$(35,756)	$434
Customer relationships	23,518	(15,364)	8,154
Technology	2,030	(2,030)	—
Other	620	(620)	—
	$62,358	$(53,770)	$8,588

	As of December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Investment management contracts	$36,190	$(30,648)	$5,542
Customer relationships	23,518	(13,258)	10,260
Technology	2,030	(1,740)	290
Other	620	(620)	—
	$62,358	$(46,266)	$16,092

Amortization expense of $7.5 million, $7.8 million and $7.8 million was recognized for the years ended December 31, 2020, 2019 and 2018, respectively.

The following approximates the estimated amortization expense relating to intangible assets:

Year Ended December 31,
2021	$2,333
2022	2,316
2023	1,313
2024	1,313
2025	1,313
Thereafter	—